FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September  30, 2003

Check here if Amendment                        (  1  )Amendment Number:
This Amendment (Check only one):               (     ) is a restatement
                                               (     ) adds new holdings entries


Institutional Investment Manager Filing this Report:
Name:       ART Advisors, LLC
Address:    500 Park Ave
            New York, NY 10022


13F File Number:           28-11045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:
Name: Andrew Waldman
Title: Manager

Phone: 212-303-0513

Signature, Place, and Date of Signing:
Andrew Waldman, New York, New York,  February 10, 2005



Report Type (Check only one.) :
                              (     )  13 F HOLDINGS REPORT.
                              (  X  )  13F NOTICE.
                              (     )  13F COMBINATION REPORT.




List of Other Managers Reporting for this Manager:
Form 13F File No.          Name
28-02856                   Caxton Associates L.L.C.
                           Princeton Plaza, Building 2
                           731 Alexander Road
                           Princeton, NJ 08540


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

Manager Reporting on Behalf of Reporting Manager:
28-02856                   Caxton Associates L.L.C.
                           Princeton Plaza, Building 2
                           731 Alexander Road
                           Princeton, NJ 08540